Pay vs Performance Disclosure - USD ($)	7 Months Ended	12 Months Ended			29 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 04, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for First PEO ($)(1)	Summary Compensation Table Total for Second PEO ($)(1)	Compensation Actually Paid to First PEO ($)(2)	Compensation Actually Paid to Second PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based on Total Stockholder Return ($)(4)	Net Income (Loss) ($)
2025	2,082,493	2,518,273	3,079,146	(7,085,312)	6,637,975	4,233,386	126.06	(107,530,360)
2024	—	6,380,350	—	(10,582,266)	2,874,346	1,593,772	121.82	(202,150,970)
2023	—	8,265,534	—	24,854,604	2,726,298	8,602,154	213.33	(235,512,810)

Named Executive Officers, Footnote		Represents the amounts reported for Mr. Hsieh (the “First PEO”) and Mr. Martell (the “Second PEO”) in the “Total” column of the “Summary Compensation Table” in each applicable year. Mr. Hsieh served as Chairman and Chief Executive Officer until April 27, 2022, at which point he became the Executive Chairman through February 6, 2023. Mr. Martell joined the company as President and Chief Executive Officer on April 27, 2022 and terminated employment on June 4, 2025. Mr. Hsieh was appointed Interim Chief Executive Officer on June 4, 2025, and permanent Chief Executive Officer and President on July 27, 2025.Represents the average of the amounts reported for the named executive officers (NEOs) as a group (excluding the First PEO and Second PEO) in the “Total” column of the “Summary Compensation Table” in each applicable year. The names of each of the NEOs included for these purposes for 2025 are Messrs. Hayes and Marchetti, for 2024 are Mr. Hayes and Jeff Walsh, and for 2023 are Mr. Walsh and Jeff DerGurahian.
Adjustment To PEO Compensation, Footnote

Name	Summary Compensation Table Total ($)	Deduct “Stock Awards” and “Option Awards” reported in Summary Compensation Table ($)	Add Year- End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Add (Deduct) Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Add Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Add (Deduct) Year over Year Change in Fair Value of Equity Awards Granted in Prior Years which Vested in the Year ($)	Fair value at the end of the Prior Fiscal Year for Awards Granted in Prior Years and Forfeited During the Applicable Year	Add Value of any Dividends or Other Earnings Paid in the Year ($)	Compensation Actually Paid ($)
Mr. Hsieh (First PEO)	2,082,493	(905,000)	1,838,740	—	62,007	906	—	—	3,079,146
Mr. Martell (Second PEO)	2,518,273	(75,000)	—	—	—	58,318	(9,586,903)	—	(7,085,312)
Other NEOs	6,637,975	(5,337,499)	2,918,026	9,022	—	5,862	—	—	4,233,386

Non-PEO NEO Average Total Compensation Amount		$ 6,637,975	$ 2,874,346	$ 2,726,298
Non-PEO NEO Average Compensation Actually Paid Amount		$ 4,233,386	1,593,772	8,602,154
Adjustment to Non-PEO NEO Compensation Footnote

Name	Summary Compensation Table Total ($)	Deduct “Stock Awards” and “Option Awards” reported in Summary Compensation Table ($)	Add Year- End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year ($)	Add (Deduct) Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)	Add Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Add (Deduct) Year over Year Change in Fair Value of Equity Awards Granted in Prior Years which Vested in the Year ($)	Fair value at the end of the Prior Fiscal Year for Awards Granted in Prior Years and Forfeited During the Applicable Year	Add Value of any Dividends or Other Earnings Paid in the Year ($)	Compensation Actually Paid ($)
Mr. Hsieh (First PEO)	2,082,493	(905,000)	1,838,740	—	62,007	906	—	—	3,079,146
Mr. Martell (Second PEO)	2,518,273	(75,000)	—	—	—	58,318	(9,586,903)	—	(7,085,312)
Other NEOs	6,637,975	(5,337,499)	2,918,026	9,022	—	5,862	—	—	4,233,386

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount		$ 126.06	121.82	213.33
Net Income (Loss)		$ (107,530,360)	(202,150,970)	(235,512,810)
PEO Name	Mr. Hsieh				Mr. Martell
Additional 402(v) Disclosure		SEC rules require certain adjustments be made to the “Summary Compensation Table” totals to determine “compensation actually paid” as reported in the “Pay Versus Performance” table above. The valuation assumptions used to calculate fair values for purposes of the compensation actually paid calculation did not materially differ from those disclosed at the time of grant (as applicable). For purposes of the dividends paid on equity awards, the compensation actually paid amount includes dividends paid upon the vesting of RSUs during the period, that were previously declared on unvested awards. The following table details the applicable adjustments to the amount in the “Total” column of the “Summary Compensation Table” in 2025 that were made to determine “compensation actually paid” (amounts are averages for the Other NEOs):Total stockholder return is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end of each fiscal year shown and the beginning of the measurement period by (b) the Company’s share price at the beginning of the measurement period (December 31, 2022).
Anthony Hsieh [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 2,082,493	0	0
PEO Actually Paid Compensation Amount		3,079,146	0	0
Frank Martell [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		2,518,273	6,380,350	8,265,534
PEO Actually Paid Compensation Amount		(7,085,312)	$ (10,582,266)	$ 24,854,604
PEO | Anthony Hsieh [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(905,000)
PEO | Anthony Hsieh [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,838,740
PEO | Anthony Hsieh [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Anthony Hsieh [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		62,007
PEO | Anthony Hsieh [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		906
PEO | Anthony Hsieh [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Anthony Hsieh [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Frank Martell [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(75,000)
PEO | Frank Martell [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Frank Martell [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Frank Martell [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Frank Martell [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		58,318
PEO | Frank Martell [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(9,586,903)
PEO | Frank Martell [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(5,337,499)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,918,026
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		9,022
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,862
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0